Financing and Interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest on Credit Facilities	$ 56,713	$ 19,550
Interest on long-term notes	102,426	60,643
Interest on lease obligations	684	193
Cash interest	159,823	80,386
Amortization of debt issue costs	11,944	6,286
Accretion on asset retirement obligations	20,406	15,683
Early redemption expense	0	2,462
Financing and interest	$ 192,173	$ 104,817